Annual Fund Operating Expenses - ProShares Ultra High Yield - None	Sep. 28, 2020
Operating Expenses:
Management Fees	0.75%
Other Expenses	2.02%	[1]
Acquired Fund Fees and Expenses	0.19%	[2]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	2.96%
Fee Waiver/Reimbursement3	1.82%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.14%

[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	"Acquired Fund Fees and Expenses" are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value ("NAV"). "Acquired Fund Fees and Expenses" are not directly borne by the Fund and are not reflected in the Fund's Financial Statements in the annual report. Therefore, the amounts listed in "Total Annual Fund Operating Expenses" will differ from those presented in the Fund's Financial Highlights in the Fund's Prospectus.